Trade payables and agreement suppliers, net (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables And Agreement Suppliers Net
Schedule of trade payables net
	2022	2021

Product suppliers	2,618	6,285
Service suppliers	247	870
Bonuses from suppliers (note 16.2)	(337)	(383)
	2,528	6,772

Agreement suppliers (note 16.1)	595	3,306